GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Jul. 17, 2023	Aug. 06, 2019	Apr. 30, 2025	Dec. 21, 2022	Aug. 31, 2022	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Disclosure of detailed information about business combination [line items]
Operating loss						$ 14,034	$ 18,804	[1]	$ 22,231
Net operating cash outflows						(13,502)	(19,700)	[1]	$ (21,577)
Accumulated deficit						$ (282,556)	$ (274,071)
Securities purchase agreements [Member]
Disclosure of detailed information about business combination [line items]
Number of ordinary shares sold	850,000
Purchase price per share	$ 10
Cash inflow from issuing shares	$ 8,500
Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				67.00%
ICL Group [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			$ 15,250
Amount of investment under collaboration agreement					$ 10,000
ICL Group [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			$ 3,464
Shanghai Healthcare Capital [Member] | Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries reported in separate financial statements				$ 10,000
Amount of investment in financing round				$ 20,000
Proportion of ownership interest in subsidiary				20.00%
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries reported in separate financial statements		$ 10,000
Ownership percentage held by other entity in subsidiary		27.84%

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.